Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of interests in subsidiaries

Year ended Dec. 31	2017	2016	2015
Revenues	459	259	236
Net earnings	13	1	198
Total comprehensive income	(24)	40	204
Amounts attributable to the non-controlling interests:
Net earnings	11	2	63
Total comprehensive income	—	18	65
Distributions paid to non-controlling interests	85	83	43

As at Dec. 31	2017	2016
Current assets	145	109
Long-term assets	3,483	3,732
Current liabilities	(356)	(537)
Long-term liabilities	(1,075)	(1,237)
Total equity	(2,197)	(2,067)
Equity attributable to non-controlling interests	(812)	(851)
Non-controlling interests’ share (per cent)	36.0	40.2
B. TA Cogen

Year ended Dec. 31	2017	2016	2015
Results of operations
Revenues	175	274	288
Net earnings	61	211	61
Total comprehensive income	61	258	77
Amounts attributable to the non-controlling interest:
Net earnings	31	105	31
Total comprehensive income	31	128	38
Distributions paid to Canadian Power Holdings Inc.	87	68	56

As at Dec. 31	2017	2016
Current assets	193	171
Long-term assets	404	538
Current liabilities	(73)	(65)
Long-term liabilities	(26)	(35)
Total equity	(498)	(609)
Equity attributable to Canadian Power Holdings Inc.	(247)	(301)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2017 are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	64.0	Generation and sale of electricity

Disclosure of information about key management personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board.
Key management personnel compensation is as follows:

Year ended Dec. 31	2017	2016	2015
Total compensation	24	20	9
Comprised of:
Short-term employee benefits	14	8	8
Post-employment benefits	2	2	2
Termination benefits	—	—	1
Share-based payments	8	10	(2)